Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	22,602,658
Proposed Maximum Offering Price per Unit	1.35
Maximum Aggregate Offering Price	$ 30,513,588.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,213.93
Offering Note	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Company’s common stock, $0.001 par value per share, (the “Common Stock”) quoted on OTC Markets on April 27, 2025 ($1.35 per share), in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.